International Theme Parks - Additional Information (Detail) shares in Thousands, ¥ in Millions, $ in Millions, $ in Millions	3 Months Ended				12 Months Ended
	Dec. 29, 2018 USD ($)	Dec. 29, 2018 CNY (¥)	Dec. 29, 2018 HKD ($)	Dec. 30, 2017 USD ($)	Sep. 29, 2018 USD ($) Property	Sep. 29, 2018 CNY (¥) Property	Sep. 29, 2018 HKD ($) Property	Sep. 30, 2017 USD ($) shares	Oct. 01, 2016 USD ($)
Noncontrolling Interest [Line Items]
Total assets	$ 99,941				$ 98,598			$ 95,789
Property, Plant and Equipment, Net	29,797				29,540			28,406
Net Cash Provided by Operating Activities	2,099			$ 2,237	14,295			12,343	$ 13,136
Net Cash Used in Investing Activities	(1,336)			(1,043)	(5,336)			(4,111)	(5,758)
Net Cash Provided by Financing Activities	$ (411)			$ (584)	(8,843)			(8,959)	$ (7,220)
Maximum
Noncontrolling Interest [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.63%	1.63%	1.63%
International Theme Parks
Noncontrolling Interest [Line Items]
Total assets	$ 10,155				10,310			10,733
Liabilities	2,238				2,409			2,679
Property, Plant and Equipment, Net	8,947				8,973			9,403
Net Cash Provided by Operating Activities	135				915
Net Cash Used in Investing Activities	230				689
Net Cash Provided by Financing Activities	20				72
Asia International Theme Parks
Noncontrolling Interest [Line Items]
Total assets	8,000				8,000			8,000
Liabilities	2,000				2,000			2,000
Property, Plant and Equipment, Net	7,000				7,000			$ 7,000
Royalties And Management Fees	$ 33				$ 178
Hong Kong Disneyland Resort
Noncontrolling Interest [Line Items]
Effective ownership interest	47.00%				47.00%
Effective ownership interest by noncontrolling owners	53.00%				53.00%
Theme Areas To Be Built | Property					2	2	2
Hong Kong Disneyland Resort | Maximum
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Incremental Ownership Percentage by Noncontrolling Interest Upon Achieving Performance Targets					7.00%
Noncontrolling Interest, Ownership Percentage Parent Dilution Period					14 years	14 years	14 years
Hong Kong Disneyland Resort | Loans
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount	$ 144				$ 143
Debt, maturity date					Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests	$ 143				$ 143		$ 1,100
Hong Kong Disneyland Resort | Loans | HIBOR
Noncontrolling Interest [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%	2.00%	2.00%		2.00%	2.00%	2.00%
Hong Kong Disneyland Resort | Line of Credit
Noncontrolling Interest [Line Items]
Debt, maturity date					Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests	$ 269		$ 2,100		$ 269		$ 2,100
Hong Kong Disneyland Resort | Line of Credit | HIBOR
Noncontrolling Interest [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%	1.25%	1.25%		1.25%	1.25%	1.25%
Hong Kong Disneyland Resort | Equity Securities
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount					$ 144
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests	$ 39
Variable Interest Entity, Cumulative Financial or Other Support, Amount from Noncontrolling Interests			$ 218
Hong Kong Disneyland Resort | Scenario, Plan | Maximum
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Incremental Ownership Percentage by Noncontrolling Interest Upon Achieving Performance Targets					4.00%
Hong Kong Disneyland Resort | Scenario, Plan | Loans
Noncontrolling Interest [Line Items]
Debt, maturity date					Sep. 03, 2025	Sep. 03, 2025	Sep. 03, 2025
Hong Kong Disneyland Resort | Scenario, Plan | Equity Securities
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount					$ 1,400		$ 10,900
Shanghai Disney Resort
Noncontrolling Interest [Line Items]
Effective ownership interest	43.00%				43.00%
Effective ownership interest by noncontrolling owners	57.00%				57.00%
Shanghai Disney Resort | Unused lines of Credit
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount	$ 157				$ 157
Debt Instrument, Interest Rate, Stated Percentage	8.00%				8.00%
Shanghai Disney Resort | Loans
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount	$ 809				$ 802
Debt, maturity date					Dec. 31, 2036	Dec. 31, 2036	Dec. 31, 2036
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests	$ 1,000	¥ 7,000
Shanghai Disney Resort | Loans | Maximum
Noncontrolling Interest [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%				8.00%
Shanghai Disney Resort | Shendi Loan
Noncontrolling Interest [Line Items]
Debt, maturity date					Dec. 31, 2036	Dec. 31, 2036	Dec. 31, 2036
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests					$ 1,000	¥ 7,000
Shanghai Disney Resort | Shendi Loan | Maximum
Noncontrolling Interest [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Shanghai Disney Resort | Line of Credit
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests	$ 199	¥ 1,400			$ 199	¥ 1,400
Debt Instrument, Interest Rate, Stated Percentage	8.00%				8.00%
Shanghai Disney Resort | Development and pre-opening cost loan [Member]
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount	$ 160				$ 191
Shanghai Disney Resort Management Company
Noncontrolling Interest [Line Items]
Effective ownership interest	70.00%				70.00%
Effective ownership interest by noncontrolling owners	30.00%				30.00%
Disneyland Paris
Noncontrolling Interest [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions					100.00%	100.00%	100.00%
Disneyland Paris | Minority Interest in Euro Disney S.C.A.
Noncontrolling Interest [Line Items]
Effective ownership interest by noncontrolling owners								19.00%
Cash paid for noncontrolling interest shares								$ 250
Stock Issued During Period, Shares, Acquisitions | shares								1,360
Value of parent shares issued for noncontrolling interest shares								$ 150